Offsetting of financial assets and liabilities - Schedule of Offsetting of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Financial assets
Financial assets at fair value through profit or loss	£ 203,318	£ 180,769	[1]	£ 206,971
Derivative financial instruments	22,356	24,753	[1]	22,051
Loans and advances to banks	10,764	10,632	[1]	7,001
Loans and advances to customers	449,745	454,899	[1]	448,567
Reverse repurchase agreements	38,771	44,865	[1]	54,753
Debt securities	15,355	9,926	[1]	6,835
Financial assets at amortised cost	(514,635)	(520,322)	[1]	(517,156)
Financial assets at fair value through other comprehensive income	27,592	23,154	[1]	28,137
Financial liabilities
Deposits from banks	(6,153)	(7,266)	[1]	(7,647)
Customer deposits	471,396	475,331	[1]	476,344
Repurchase agreements at amortised cost	(37,703)	(48,596)	[1]	(31,125)
Financial liabilities at fair value through profit or loss	24,914	17,755	[1]	23,123
Derivative financial instruments	20,149	24,042	[1]	£ 18,060
Gross amounts of assets and liabilities
Financial assets
Financial assets at amortised cost	(525,321)	(534,462)
Financial assets at fair value through other comprehensive income	27,592	23,154
Gross amounts of assets and liabilities | Deposits from banks
Financial liabilities
Deposits from banks	(6,153)	(7,266)
Gross amounts of assets and liabilities | Customer deposits
Financial liabilities
Customer deposits	472,036	476,255
Gross amounts of assets and liabilities | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(59,406)
Gross amounts of assets and liabilities | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	37,279	38,038
Gross amounts of assets and liabilities | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	62,273	78,132
Gross amounts of assets and liabilities | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	215,683	201,052
Gross amounts of assets and liabilities | Derivative financial instruments
Financial assets
Derivative financial instruments	61,820	76,437
Gross amounts of assets and liabilities | Loans and advances to banks
Financial assets
Loans and advances to banks	10,764	10,632
Reverse repurchase agreements	46,157
Gross amounts of assets and liabilities | Loans and advances to customers
Financial assets
Loans and advances to customers	453,045	458,229
Gross amounts of assets and liabilities | Debt securities
Financial assets
Debt securities	15,355	9,926
Gross amounts of assets and liabilities | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		55,675
Gross amounts of assets and liabilities | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	185,905	168,988
Gross amounts of assets and liabilities | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	29,778	32,064
Gross amounts of assets and liabilities | Excluding repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,857	6,718
Gross amounts of assets and liabilities | Repurchase agreements | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(45,089)
Gross amounts of assets and liabilities | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	30,422	31,320
Amount offset in the balance sheet
Financial assets
Financial assets at amortised cost	(10,686)	(14,140)
Financial assets at fair value through other comprehensive income	0	0
Amount offset in the balance sheet | Deposits from banks
Financial liabilities
Deposits from banks		0
Amount offset in the balance sheet | Customer deposits
Financial liabilities
Deposits from banks	0
Customer deposits	640	924
Amount offset in the balance sheet | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(10,810)
Amount offset in the balance sheet | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	12,365	20,283
Amount offset in the balance sheet | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	42,124	54,090
Amount offset in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	12,365	20,283
Amount offset in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments	39,464	51,684
Amount offset in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Reverse repurchase agreements	7,386
Amount offset in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	3,300	3,330
Amount offset in the balance sheet | Debt securities
Financial assets
Debt securities	0	0
Amount offset in the balance sheet | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		10,810
Amount offset in the balance sheet | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	0	0
Amount offset in the balance sheet | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	12,365	20,283
Amount offset in the balance sheet | Excluding repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Amount offset in the balance sheet | Repurchase agreements | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(7,386)
Amount offset in the balance sheet | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	12,365	20,283
Net amount recognised in the balance sheet
Financial assets
Financial assets at amortised cost	(514,635)	(520,322)
Financial assets at fair value through other comprehensive income	27,592	23,154
Net amount recognised in the balance sheet | Deposits from banks
Financial liabilities
Deposits from banks	(6,153)	(7,266)
Net amount recognised in the balance sheet | Customer deposits
Financial liabilities
Customer deposits	471,396	475,331
Net amount recognised in the balance sheet | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(48,596)
Net amount recognised in the balance sheet | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	24,914	17,755
Net amount recognised in the balance sheet | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	20,149	24,042
Net amount recognised in the balance sheet | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	203,318	180,769
Net amount recognised in the balance sheet | Derivative financial instruments
Financial assets
Derivative financial instruments	22,356	24,753
Net amount recognised in the balance sheet | Loans and advances to banks
Financial assets
Loans and advances to banks	10,764	10,632
Net amount recognised in the balance sheet | Loans and advances to customers
Financial assets
Loans and advances to customers	449,745	454,899
Net amount recognised in the balance sheet | Debt securities
Financial assets
Debt securities	15,355	9,926
Net amount recognised in the balance sheet | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements	38,771	44,865
Net amount recognised in the balance sheet | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	185,905	168,988
Net amount recognised in the balance sheet | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	17,413	11,781
Net amount recognised in the balance sheet | Excluding repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,857	6,718
Net amount recognised in the balance sheet | Repurchase agreements | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(37,703)
Net amount recognised in the balance sheet | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	18,057	11,037
Cash collateral received/ pledged £m
Financial assets
Financial assets at amortised cost	(3,312)	(3,730)
Financial assets at fair value through other comprehensive income	0	0
Cash collateral received/ pledged £m | Deposits from banks
Financial liabilities
Deposits from banks	(2,194)	(2,169)
Cash collateral received/ pledged £m | Customer deposits
Financial liabilities
Customer deposits	1,516	1,869
Cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		0
Cash collateral received/ pledged £m | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	(102)	0
Cash collateral received/ pledged £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	4,146	3,731
Cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	1,021	87
Cash collateral received/ pledged £m | Derivative financial instruments
Financial assets
Derivative financial instruments	3,361	3,951
Cash collateral received/ pledged £m | Loans and advances to banks
Financial assets
Loans and advances to banks	2,730	2,823
Reverse repurchase agreements	(71)
Cash collateral received/ pledged £m | Loans and advances to customers
Financial assets
Loans and advances to customers	653	907
Cash collateral received/ pledged £m | Debt securities
Financial assets
Debt securities	0	0
Cash collateral received/ pledged £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		0
Cash collateral received/ pledged £m | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	946	0
Cash collateral received/ pledged £m | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	75	87
Cash collateral received/ pledged £m | Excluding repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Cash collateral received/ pledged £m | Repurchase agreements | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	60
Cash collateral received/ pledged £m | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	(102)	0
Non-cash collateral received/ pledged £m
Financial assets
Financial assets at amortised cost	(40,795)	(47,036)
Financial assets at fair value through other comprehensive income	4,979	6,202
Non-cash collateral received/ pledged £m | Deposits from banks
Financial liabilities
Deposits from banks	0	0
Non-cash collateral received/ pledged £m | Customer deposits
Financial liabilities
Customer deposits	2,214	2,171
Non-cash collateral received/ pledged £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		(48,596)
Non-cash collateral received/ pledged £m | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	18,043	11,037
Non-cash collateral received/ pledged £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	12,767	14,490
Non-cash collateral received/ pledged £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	19,674	12,821
Non-cash collateral received/ pledged £m | Derivative financial instruments
Financial assets
Derivative financial instruments	12,731	15,839
Non-cash collateral received/ pledged £m | Loans and advances to banks
Financial assets
Loans and advances to banks	0	0
Reverse repurchase agreements	38,581
Non-cash collateral received/ pledged £m | Loans and advances to customers
Financial assets
Loans and advances to customers	2,214	2,171
Non-cash collateral received/ pledged £m | Debt securities
Financial assets
Debt securities	0	0
Non-cash collateral received/ pledged £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		44,865
Non-cash collateral received/ pledged £m | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	2,448	1,127
Non-cash collateral received/ pledged £m | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	17,226	11,694
Non-cash collateral received/ pledged £m | Excluding repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	0	0
Non-cash collateral received/ pledged £m | Repurchase agreements | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(37,715)
Non-cash collateral received/ pledged £m | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	18,043	11,037
Potential net amounts if offset of related amounts permitted £m
Financial assets
Financial assets at amortised cost	(470,528)	(469,556)
Financial assets at fair value through other comprehensive income	22,613	16,952
Potential net amounts if offset of related amounts permitted £m | Deposits from banks
Financial liabilities
Deposits from banks	(3,959)	(5,097)
Potential net amounts if offset of related amounts permitted £m | Customer deposits
Financial liabilities
Customer deposits	467,666	471,291
Potential net amounts if offset of related amounts permitted £m | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost		0
Potential net amounts if offset of related amounts permitted £m | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,973	6,718
Potential net amounts if offset of related amounts permitted £m | Derivative liabilities £m
Financial liabilities
Derivative financial instruments	3,236	5,821
Potential net amounts if offset of related amounts permitted £m | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	182,623	167,861
Potential net amounts if offset of related amounts permitted £m | Derivative financial instruments
Financial assets
Derivative financial instruments	6,264	4,963
Potential net amounts if offset of related amounts permitted £m | Loans and advances to banks
Financial assets
Loans and advances to banks	8,034	7,809
Reverse repurchase agreements	261
Potential net amounts if offset of related amounts permitted £m | Loans and advances to customers
Financial assets
Loans and advances to customers	446,878	451,821
Potential net amounts if offset of related amounts permitted £m | Debt securities
Financial assets
Debt securities	15,355	9,926
Potential net amounts if offset of related amounts permitted £m | Reverse repurchase agreements
Financial assets
Reverse repurchase agreements		0
Potential net amounts if offset of related amounts permitted £m | Excluding reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	182,511	167,861
Potential net amounts if offset of related amounts permitted £m | Reverse repurchase agreements | Financial assets at fair value through profit or loss
Financial assets
Financial assets at fair value through profit or loss	112	0
Potential net amounts if offset of related amounts permitted £m | Excluding repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	6,857	6,718
Potential net amounts if offset of related amounts permitted £m | Repurchase agreements | Repurchase agreements at amortised cost
Financial liabilities
Repurchase agreements at amortised cost	(48)
Potential net amounts if offset of related amounts permitted £m | Repurchase agreements | Securitisation notes and other
Financial liabilities
Financial liabilities at fair value through profit or loss	£ 116	£ 0

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.